Information by segments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	$ 55,954,228	$ 48,485,561	$ 52,347,271
Cost of sales	36,908,325	34,251,423	36,994,516
Gross profit	19,045,903	14,234,138	15,352,755
Administrative expenses	1,764,524	1,923,268	1,700,985
Operation and projects expenses	2,926,065	2,751,687	4,034,268
Impairment of non-current assets	(1,311,138)	928,747	7,864,875
Other operating income and expenses, net	(505,403)	(274,112)	(378,541)
Operating income	16,171,855	8,904,548	2,131,165
Financial result, net
Finance income	1,159,356	1,311,743	621,924
Financial expenses	(3,660,601)	(3,463,540)	(2,718,414)
Foreign exchange gain (loss), net	5,514	976,430	(5,566,614)
Financial result, net	(2,495,731)	(1,175,367)	(7,663,104)
Share of profit of associates	93,538	61,345	(46,687)
Income before tax	13,769,662	7,790,526	(5,578,626)
Income tax expense	(5,800,268)	(4,543,046)	(710,353)
Net profit (loss) for the period	7,969,394	3,247,480	(6,288,979)
Net profit (loss) for the period
Group owners of parent	7,178,539	2,447,881	(7,193,859)
Non-controlling interest	790,855	799,599	904,880
Net income	7,969,394	3,247,480	(6,288,979)
Supplementary information
Depreciation, depletion and amortization	8,281,347	7,607,001	6,770,358
Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	55,954,228	48,485,561	52,347,271
Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Fixed Cost [Member]
Disclosure of operating segments [line items]
Cost of sales	10,340,394	9,291,308	9,625,451
Variable Cost [Member]
Disclosure of operating segments [line items]
Cost of sales	26,567,931	24,960,115	27,369,065
Exploration and Production [member]
Disclosure of operating segments [line items]
Revenue	36,494,934	28,221,210	31,732,611
Cost of sales	26,310,084	22,972,648	25,708,872
Gross profit	10,184,850	5,248,562	6,023,739
Administrative expenses	781,386	832,266	731,626
Operation and projects expenses	2,070,916	1,656,960	2,969,723
Impairment of non-current assets	(183,718)	196,448	4,504,497
Other operating income and expenses, net	(545,218)	(349,419)	(399,954)
Operating income	8,061,484	2,912,307	(1,782,153)
Financial result, net
Finance income	1,062,393	983,472	536,121
Financial expenses	(2,288,576)	(2,017,641)	(1,774,090)
Foreign exchange gain (loss), net	(101,030)	923,573	(4,798,741)
Financial result, net	(1,327,213)	(110,596)	(6,036,710)
Share of profit of associates	120,786	39,397	(70,407)
Income before tax	6,855,057	2,841,108	(7,889,270)
Income tax expense	(3,034,556)	(1,518,738)	2,037,650
Net profit (loss) for the period	3,820,501	1,322,370	(5,851,620)
Net profit (loss) for the period
Group owners of parent	3,820,501	1,322,370	(5,851,620)
Non-controlling interest	0	0	0
Net income	3,820,501	1,322,370	(5,851,620)
Supplementary information
Depreciation, depletion and amortization	5,981,294	5,482,827	5,318,587
Exploration and Production [member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	25,004,320	20,527,332	25,669,213
Exploration and Production [member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	11,490,614	7,693,878	6,063,398
Exploration and Production [member] | Fixed Cost [Member]
Disclosure of operating segments [line items]
Cost of sales	8,055,925	6,940,074	7,208,632
Exploration and Production [member] | Variable Cost [Member]
Disclosure of operating segments [line items]
Cost of sales	18,254,159	16,032,574	18,500,240
Refining and Petrochemicals [member]
Disclosure of operating segments [line items]
Revenue	28,644,016	24,823,714	23,245,676
Cost of sales	26,855,395	22,843,987	20,758,808
Gross profit	1,788,621	1,979,727	2,486,868
Administrative expenses	516,501	574,413	451,250
Operation and projects expenses	965,457	1,206,718	1,155,301
Impairment of non-current assets	(1,067,965)	773,361	3,278,993
Other operating income and expenses, net	11,694	20,947	122,595
Operating income	1,362,934	(595,712)	(2,521,271)
Financial result, net
Finance income	164,006	46,469	135,622
Financial expenses	(1,110,874)	(952,006)	(451,906)
Foreign exchange gain (loss), net	163,992	94,715	(949,176)
Financial result, net	(782,876)	(810,822)	(1,265,460)
Share of profit of associates	15,245	22,785	23,187
Income before tax	595,303	(1,383,749)	(3,763,544)
Income tax expense	(238,625)	(446,595)	(257,256)
Net profit (loss) for the period	356,678	(1,830,344)	(4,020,800)
Net profit (loss) for the period
Group owners of parent	358,859	(1,823,020)	(4,016,050)
Non-controlling interest	(2,181)	(7,324)	(4,750)
Net income	356,678	(1,830,344)	(4,020,800)
Supplementary information
Depreciation, depletion and amortization	1,188,871	1,145,780	570,033
Refining and Petrochemicals [member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	27,343,359	24,194,024	22,456,866
Refining and Petrochemicals [member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	1,300,657	629,690	788,810
Refining and Petrochemicals [member] | Fixed Cost [Member]
Disclosure of operating segments [line items]
Cost of sales	2,886,745	2,458,745	1,902,797
Refining and Petrochemicals [member] | Variable Cost [Member]
Disclosure of operating segments [line items]
Cost of sales	23,968,650	20,385,242	18,856,011
Transport and Logistics [member]
Disclosure of operating segments [line items]
Revenue	10,598,064	10,648,776	10,844,550
Cost of sales	3,271,835	3,349,791	3,744,422
Gross profit	7,326,229	7,298,985	7,100,128
Administrative expenses	466,669	516,884	518,109
Operation and projects expenses	142,847	180,353	157,596
Impairment of non-current assets	(59,455)	(41,062)	81,388
Other operating income and expenses, net	28,121	53,559	(101,182)
Operating income	6,748,047	6,589,251	6,444,217
Financial result, net
Finance income	106,659	61,373	86,568
Financial expenses	(434,664)	(262,844)	(492,485)
Foreign exchange gain (loss), net	(57,448)	(41,858)	181,303
Financial result, net	(385,453)	(243,329)	(224,614)
Share of profit of associates	(42,493)	(837)	533
Income before tax	6,320,101	6,345,085	6,220,136
Income tax expense	(2,527,087)	(2,577,713)	(2,490,747)
Net profit (loss) for the period	3,793,014	3,767,372	3,729,389
Net profit (loss) for the period
Group owners of parent	2,999,978	2,960,449	2,819,759
Non-controlling interest	793,036	806,923	909,630
Net income	3,793,014	3,767,372	3,729,389
Supplementary information
Depreciation, depletion and amortization	1,111,182	978,394	881,738
Transport and Logistics [member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	3,606,549	3,764,205	4,221,192
Transport and Logistics [member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	6,991,515	6,884,571	6,623,358
Transport and Logistics [member] | Fixed Cost [Member]
Disclosure of operating segments [line items]
Cost of sales	2,637,604	2,861,269	3,304,815
Transport and Logistics [member] | Variable Cost [Member]
Disclosure of operating segments [line items]
Cost of sales	634,231	488,522	439,607
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(19,782,786)	(15,208,139)	(13,475,566)
Cost of sales	(19,528,989)	(14,915,003)	(13,217,586)
Gross profit	(253,797)	(293,136)	(257,980)
Administrative expenses	(32)	(295)	0
Operation and projects expenses	(253,155)	(292,344)	(248,352)
Impairment of non-current assets	0	0	0
Other operating income and expenses, net	0	801	0
Operating income	(610)	(1,298)	(9,628)
Financial result, net
Finance income	(173,702)	220,429	(136,387)
Financial expenses	173,513	(231,049)	67
Foreign exchange gain (loss), net	0	0	0
Financial result, net	(189)	(10,620)	(136,320)
Share of profit of associates	0	0	0
Income before tax	(799)	(11,918)	(145,948)
Income tax expense	0	0	0
Net profit (loss) for the period	(799)	(11,918)	(145,948)
Net profit (loss) for the period
Group owners of parent	(799)	(11,918)	(145,948)
Non-controlling interest	0	0	0
Net income	(799)	(11,918)	(145,948)
Supplementary information
Depreciation, depletion and amortization	0	0	0
Elimination of intersegment amounts [member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Elimination of intersegment amounts [member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	(19,782,786)	(15,208,139)	(13,475,566)
Elimination of intersegment amounts [member] | Fixed Cost [Member]
Disclosure of operating segments [line items]
Cost of sales	(3,239,880)	(2,968,780)	(2,790,793)
Elimination of intersegment amounts [member] | Variable Cost [Member]
Disclosure of operating segments [line items]
Cost of sales	$ (16,289,109)	$ (11,946,223)	$ (10,426,793)